ORGANIZATION AND NATURE OF BUSINESS (Details) (USD $)	3 Months Ended		12 Months Ended	24 Months Ended		3 Months Ended				12 Months Ended			3 Months Ended				3 Months Ended
	Jun. 30, 2012	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2011 Common Stock Securities Purchase Agreement [Member]	Sep. 30, 2011 Common Stock Securities Purchase Agreement [Member]	Jun. 30, 2011 Common Stock Securities Purchase Agreement [Member]	Mar. 31, 2011 Common Stock Securities Purchase Agreement [Member]	Dec. 31, 2011 Common Stock Securities Purchase Agreement [Member]	Sep. 30, 2011 DS Laboratories Brazil LTDA [Member]	Dec. 31, 2011 Joint Venture with DS Laboratories Brazil LTDA [Member]	Jun. 30, 2012 Minimum [Member]	Jun. 30, 2012 Maximum [Member]	Mar. 31, 2009 DS Laboratories Inc. [Member]	Mar. 31, 2009 Sigma Development and Holding Co. [Member]	Jun. 30, 2012 Pure Guild Brand License [Member]
Business Acquisition [Line Items]
Percent of outstanding shares acquired															100.00%	100.00%
Investment value in joint venture												$ 26,000
Percentage of brand license acquired																	100.00%
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Anticipated license expense per month													7,000	10,000
Anticipated license exclusivity period	10 years
Business Combination, Separately Recognized Transactions [Line Items]
Joint venture ownership interest					0.00%						100.00%
Stockholders Equity Note [Line Items]
Completed SPA, net of issuance costs		$ 140,000	$ 1,609,731	$ 2,204,631		$ 1,565,226				$ 1,565,226